Stockholders' Equity (Details 8)	Jun. 30, 2014		Dec. 31, 2013
Stockholders Equity Note [Line Items]
Number of warrants outstanding	18,732,485		2,189,000
CA $0.50 warrants
Stockholders Equity Note [Line Items]
Number of warrants outstanding		[1]
Issued as broker warrants
Stockholders Equity Note [Line Items]
Number of warrants outstanding	92,000	[2]
Issued for patents
Stockholders Equity Note [Line Items]
Number of warrants outstanding	500,000	[3]
Issued for services
Stockholders Equity Note [Line Items]
Number of warrants outstanding	345,000	[4]
Investor Warrants
Stockholders Equity Note [Line Items]
Number of warrants outstanding	9,195,478	[5]
Dividend Warrants
Stockholders Equity Note [Line Items]
Number of warrants outstanding	3,250,007	[6]
Placement Agent
Stockholders Equity Note [Line Items]
Number of warrants outstanding	5,050,000	[7]
Issued for services
Stockholders Equity Note [Line Items]
Number of warrants outstanding	300,000	[8]

[1]	Of the balance of 2,189,000 outstanding at December 31, 2013, 20,000 were exercised for no additional consideration and 2,169,000 expired on January 25, 2014 (note 8).
[2]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain of the CA$0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 warrants were exercised for proceeds of $3,660 (CA$0.50).
[3]	The Company issued 500,000 warrants to Valent (note 5). The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.
[4]	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2015.
[5]	The Investor Warrants were issued as part of the Company's $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 9 (f)). Of the initial number issued of 13,125,002, 277,313 have been exercised at $0.80, 3,652,211 have been exercised at $0.65 and the remaining balances of 9,195,478 are the subject of a tender offer (note 8).
[6]	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.
[7]	The Placement Agent Warrants are exercisable at $0.80 per warrant until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013.
[8]	The warrants are exercisable on a cashless basis at a price of $1.76 per warrant until September 12, 2018.